Related Party Transactions - Additional Information (Details)					2 Months Ended	12 Months Ended
	Oct. 22, 2018 shares	Sep. 11, 2018 $ / shares shares	Aug. 30, 2018 USD ($)	Nov. 03, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Sale of common stock, value | $					$ 25,000		$ 400,000,000
Share price (in dollars per share) | $ / shares		$ 10.00
Number of warrants sold		6,666,666
Warrants sold, price per warrant | $ / shares		$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor | $							$ 10,000,000
Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares)					10,781,250
Sale of common stock, value | $					$ 1,078
Number of shares forfeited							781,250
Class A Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares)					0		40,000,000
Sale of common stock, value | $					$ 0		$ 4,000
Number of shares warrant may be converted						1
Warrants exercise price (in dollars per share) | $ / shares						$ 11.50
Founder Shares
Related Party Transaction [Line Items]
Outstanding shares of common stock held by the initial stockholders (as a percent)	20.00%
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio						1
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted							1
Warrants exercise price (in dollars per share) | $ / shares							$ 11.50
Sponsor Loan
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party | $			$ 150,000	$ 150,000
Expenses related to public offering | $			$ 150,000	$ 150,000
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Number of shares forfeited	781,250
Sponsor | Founder Shares | Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares)				10,781,250
Sale of common stock, value | $				$ 25,000
Share price (in dollars per share) | $ / shares				$ 0.002
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants sold				6,666,666
Warrants sold, price per warrant | $ / shares				$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor | $				$ 10,000,000
Sponsor | Administrative Service Agreement
Related Party Transaction [Line Items]
Monthly charge for administrative services | $						$ 20,000
Director | Founder Shares
Related Party Transaction [Line Items]
Number of shares transferred				75,000